Deferred Revenue - Additional Information (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Capitalized Contract Cost [Line Items]
Deferred revenue	¥ 2,098,435	¥ 1,299,943	¥ 1,083,249	¥ 897,288
Performance obligation satisfied over time percentage	61.00%
Performance obligation satisfied over time explanation	January 1, 2025 to December 31, 2025
Remaining performance obligation percentage	39.00%
Remaining performance obligation expected timing of satisfaction explanation	January 1, 2026 to December 31, 2034
Vehicle [Member] | Maximum [Member]
Capitalized Contract Cost [Line Items]
Free charging period	6 years
Vehicle [Member] | Minimum [Member]
Capitalized Contract Cost [Line Items]
Free charging period	3 years